PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Communication Services : 9 .3%
67,043
(1)
Alphabet, Inc. - Class
C
$ 9,371,270
1 .0
565,819
AT&T, Inc.
9,579,316
1 .0
24,139
(1)
Charter
Communications, Inc.
- Class A
7,095,176
0 .7
214,683  Comcast Corp. - Class
A
9,199,167
0 .9
26,434  Meta Platforms, Inc.
- Class A
12,956,096
1 .3
19,310
(1)
Netflix, Inc.
11,642,385
1 .2
59,590
T-Mobile US, Inc.
9,731,047
1 .0
252,649  Verizon
Communications, Inc.
10,111,013
1 .0
104,777
Walt Disney Co.
11,691,018
1 .2
91,376,488
9 .3
Consumer Discretionary : 10 .8%
61,754
(1)
Amazon.com, Inc.
10,915,637
1 .1
2,668
(1)
Booking Holdings, Inc.
9,254,838
0 .9
767,569
Ford Motor Co.
9,548,558
1 .0
261,652
General Motors Co.
10,722,499
1 .1
27,268
Home Depot, Inc.
10,378,474
1 .1
42,494
Lowe's Cos., Inc.
10,227,031
1 .0
32,017
McDonald's Corp.
9,357,929
0 .9
87,041
NIKE, Inc. - Class B
9,046,171
0 .9
98,737
Starbucks Corp.
9,370,141
1 .0
66,450
Target Corp.
10,161,534
1 .0
37,411
(1)
Tesla, Inc.
7,552,533
0 .8
106,535,345
10 .8
Consumer Staples : 9 .9%
235,734
Altria Group, Inc.
9,643,878
1 .0
161,222
Coca-Cola Co.
9,676,544
1 .0
119,533
Colgate-Palmolive Co.
10,341,995
1 .0
14,284  Costco Wholesale
Corp.
10,625,725
1 .1
257,806
Kraft Heinz Co.
9,095,396
0 .9
131,079  Mondelez International,
Inc. - Class A
9,577,942
1 .0
55,917
PepsiCo, Inc.
9,245,317
0 .9
100,678  Philip Morris
International, Inc.
9,056,993
0 .9
64,996
Procter & Gamble Co.
10,330,464
1 .0
180,336
Walmart, Inc.
10,569,493
1 .1
98,163,747
9 .9
Energy : 2 .9%
63,242
Chevron Corp.
9,613,416
1 .0
81,303
ConocoPhillips
9,149,840
0 .9
94,538
Exxon Mobil Corp.
9,881,112
1 .0
28,644,368
2 .9
Financials : 15 .1%
50,436
American Express Co.
11,066,667
1 .1
139,558  American International
Group, Inc.
10,172,383
1 .0
279,569
Bank of America Corp.
9,650,722
1 .0
181,383  Bank of New York
Mellon Corp.
10,173,772
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
26,489
(1)
Berkshire Hathaway,
Inc. - Class B
$ 10,844,597
1 .1
11,630
BlackRock, Inc.
9,435,884
1 .0
71,745  Capital One Financial
Corp.
9,872,829
1 .0
136,187
Charles Schwab Corp.
9,094,568
0 .9
183,847
Citigroup, Inc.
10,201,670
1 .0
24,512  Goldman Sachs
Group, Inc.
9,536,394
1 .0
55,618  JPMorgan Chase &
Co.
10,348,285
1 .1
142,884
MetLife, Inc.
9,964,730
1 .0
101,151
Morgan Stanley
8,703,032
0 .9
217,094
US Bancorp
9,109,264
0 .9
191,427
Wells Fargo & Co.
10,641,427
1 .1
148,816,224
15 .1
Health Care : 13 .9%
85,794
Abbott Laboratories
10,178,600
1 .0
61,207
AbbVie, Inc.
10,775,492
1 .1
32,836
Amgen, Inc.
8,991,482
0 .9
184,924  Bristol-Myers Squibb
Co.
9,384,893
1 .0
119,942
CVS Health Corp.
8,920,087
0 .9
40,629
Danaher Corp.
10,284,825
1 .0
16,307
Eli Lilly & Co.
12,290,260
1 .2
116,734
Gilead Sciences, Inc.
8,416,521
0 .9
60,492
Johnson & Johnson
9,762,199
1 .0
114,491
Medtronic PLC
9,543,970
1 .0
87,081
Merck & Co., Inc.
11,072,349
1 .1
328,996
Pfizer, Inc.
8,738,134
0 .9
17,773  Thermo Fisher
Scientific, Inc.
10,133,809
1 .0
18,045  UnitedHealth Group,
Inc.
8,907,012
0 .9
137,399,633
13 .9
Industrials : 12 .4%
86,351
3M Co.
7,954,654
0 .8
36,381
(1)
Boeing Co.
7,411,537
0 .7
31,904
Caterpillar, Inc.
10,654,660
1 .1
23,723
Deere & Co.
8,660,081
0 .9
97,557
Emerson Electric Co.
10,423,966
1 .1
37,352
FedEx Corp.
9,299,527
0 .9
36,693  General Dynamics
Corp.
10,026,362
1 .0
73,814
General Electric Co.
11,580,679
1 .2
45,283  Honeywell
International, Inc.
8,999,091
0 .9
20,991
Lockheed Martin Corp.
8,989,186
0 .9
112,532  Raytheon Technologies
Corp.
10,090,744
1 .0
38,500
Union Pacific Corp.
9,767,065
1 .0
60,211  United Parcel Service,
Inc. - Class B
8,926,883
0 .9
122,784,435
12 .4
Information Technology : 17 .2%
26,940  Accenture PLC - Class
A
10,096,573
1 .0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
15,905
(1)
Adobe, Inc.
$ 8,911,253
0 .9
63,672
(1)
Advanced Micro
Devices, Inc.
12,258,770
1 .3
48,930
Apple, Inc.
8,844,098
0 .9
8,439
Broadcom, Inc.
10,974,835
1 .1
187,635
Cisco Systems, Inc.
9,075,905
0 .9
187,970
Intel Corp.
8,092,109
0 .8
57,843  International Business
Machines Corp.
10,702,690
1 .1
22,218  Mastercard, Inc.
- Class A
10,548,218
1 .1
25,239
Microsoft Corp.
10,439,860
1 .1
12,476
NVIDIA Corp.
9,870,013
1 .0
89,146
Oracle Corp.
9,955,825
1 .0
150,155
(1)
PayPal Holdings, Inc.
9,060,353
0 .9
64,938
Qualcomm, Inc.
10,246,567
1 .0
35,665
(1)
Salesforce, Inc.
11,014,065
1 .1
55,158
Texas Instruments, Inc.
9,229,588
0 .9
36,371
Visa, Inc. - Class A
10,279,900
1 .1
169,600,622
17 .2
Materials : 2 .0%
171,497
Dow, Inc.
9,583,253
1 .0
23,115
Linde PLC US
10,374,474
1 .0
19,957,727
2 .0
Real Estate : 1 .9%
43,617
American Tower Corp.
8,673,676
0 .9
65,649  Simon Property Group,
Inc.
9,725,243
1 .0
18,398,919
1 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities : 3 .7%
97,728
Duke Energy Corp.
$ 8,974,362
0 .9
264,207
Exelon Corp.
9,469,179
1 .0
155,225
NextEra Energy, Inc.
8,566,868
0 .9
135,003
Southern Co.
9,078,952
0 .9
36,089,361
3 .7
Total Common Stock
(Cost $557,497,697)
977,766,869
99 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .7%
Mutual Funds : 0 .7%
7,110,000
(2)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $7,110,000) $ 7,110,000 0 .7
Total Short-Term
Investments
(Cost $7,110,000)
7,110,000
0 .7
Total Investments in
Securities
(Cost $564,607,697) $ 984,876,869 99 .8
Assets in Excess of
Other Liabilities 2,140,801 0.2
Net Assets $ 987,017,670 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 29, 2024.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 977,766,869 $ — $ — $ 977,766,869
Short-Term Investments 7,110,000 — — 7,110,000
Total Investments, at fair value $ 984,876,869 $ — $ — $ 984,876,869
Other Financial Instruments+
Futures 276,480 — — 276,480
Total Assets $ 985,153,349 $ — $ — $ 985,153,349
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation)
on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
* For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
At February 29, 2024, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 30 03/15/24 $ 7,655,625 $ 276,480
$ 7,655,625 $ 276,480
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 428,997,580
Gross Unrealized Depreciation (8,728,408)
Net Unrealized Appreciation $ 420,269,172